Investment Securities (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Available-for-sale, Amortized Cost
Due in one year or less	$ 20,260
Due after one year through five years	86,248
Due after five years through ten years	88,107
Due after ten years	30,418
Total	225,033	199,927
Available-for-sale, Fair Value
Due in one year or less	20,442
Due after one year through five years	86,729
Due after five years through ten years	86,334
Due after ten years	30,141
Total	$ 223,646	$ 203,445